Collaborative agreement	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Collaborative agreement

12. Collaborative agreement

In January 2013, the Company entered into a collaborative research agreement with a stockholder, whereby the parties agreed to conduct feasibility studies for certain compounds. Each party to the collaborative research agreement will bear its own costs, except that certain costs incurred by the Company are limited to a defined maximum amount. The Company incurred research and development costs in relation to the collaborative research agreement of $85,000 and $124,000 for the nine months ended September 30, 2016 and 2015, respectively.

14. Collaborative agreement

In January 2013, the Company entered into a collaborative research agreement with one of the holders of the Series A-1 preferred stock, whereby the two parties agreed to conduct feasibility studies for certain compounds. Each party to the collaborative research agreement will bear its own costs, except that certain costs incurred by the Company are limited to a defined maximum amount. The Company incurred research and development costs in relation to the collaborative research agreement of $98,000 and $145,000 for the years ended December 31, 2014 and 2015, respectively.